First Trust Nasdaq Lux Digital Health Solutions ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
First Trust Nasdaq Lux Digital Health Solutions ETF | First Trust Nasdaq Lux Digital Health Solutions ETF
Prospectus [Line Items]
Annual Return [Percent]	11.76%	6.65%	none